RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
Feb. 28, 2015 item
RELATED PARTY TRANSACTIONS
Amounts due from related parties-current	$ 159,502
Amounts due from related parties-non-current	319,005
Amounts due to related parties-non-current	22,077
Services fees	$ 37,819
Number of investees obtain loans	2
Number of investees provide services	2